Note 12 - Financial Liabilities at Fair Value through Profit and Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Trading liabilities:
Trading securities	€ 49,860	€ 54,235
Other trading liabilities	756	483
Total trading liabilities	50,616	54,718
Negative market values from derivative financial instruments	282,418	287,109
Total trading financial liabilities	333,035	341,827
Financial liabilities designated at fair value through profit or loss:
Securities sold under repurchase agreements	48,517	53,364
Loan commitments	12	7
Long-term debt	5,250	3,699
Other financial liabilities designated at fair value through profit or loss	856	1,397
Total financial liabilities designated at fair value through profit or loss	54,634	58,468
Investment contract liabilities	469	562
Total financial liabilities at fair value through profit or loss	€ 388,138	€ 400,857